Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
July 31, 2025
MCS-K6-NPRT1-0925
1.9893887.106
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	27,019	5,872,351
BRAZIL - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Wheaton Precious Metals Corp (United States)	93,144	8,523,607
CANADA - 2.6%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Imperial Oil Ltd (a)	153,548	12,802,685
South Bow Corp	71,601	1,880,456
		14,683,141
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	121,756	13,181,305
Information Technology - 0.1%
Software - 0.1%
Descartes Systems Group Inc/The (United States) (b)	18,400	1,945,984
TOTAL CANADA		29,810,430
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc (b)	118,843	4,461,366
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.2%
Auto1 Group SE (b)(c)(d)	85,118	2,574,121
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (b)	70,055	3,509,055
TOTAL GERMANY		6,083,176
ISRAEL - 0.5%
Information Technology - 0.5%
IT Services - 0.2%
Wix.com Ltd (b)	20,160	2,742,365
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	10,944	2,873,785
TOTAL ISRAEL		5,616,150
ITALY - 2.2%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	103,809	2,800,556
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	119,578	13,444,277
Brunello Cucinelli SpA	3,600	404,752
		13,849,029
TOTAL CONSUMER DISCRETIONARY		16,649,585

Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	88,091	5,066,684
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	41,794	3,337,816
TOTAL ITALY		25,054,085
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	116,700	2,970,684
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE (b)	6,026	4,047,241
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (b)	32,271	10,447,091
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (United Kingdom) (b)	26,587	8,110,901
Consumer Staples - 0.1%
Food Products - 0.1%
Nomad Foods Ltd	99,935	1,682,905
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	213,767	7,774,706
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	196,214	3,161,386
TOTAL UNITED KINGDOM		20,729,898
UNITED STATES - 88.5%
Communication Services - 2.0%
Entertainment - 1.5%
Liberty Media Corp-Liberty Formula One Class A (b)	43,996	3,964,920
Live Nation Entertainment Inc (b)	51,879	7,662,528
TKO Group Holdings Inc Class A	29,214	4,908,244
		16,535,692
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)	46,874	1,809,336
Reddit Inc Class A (b)	11,071	1,777,892
		3,587,228
Media - 0.2%
Magnite Inc (b)	93,469	2,150,722
TOTAL COMMUNICATION SERVICES		22,273,642

Consumer Discretionary - 12.1%
Diversified Consumer Services - 1.5%
Duolingo Inc Class A (b)	22,449	7,779,701
Service Corp International/US	124,948	9,534,782
		17,314,483
Hotels, Restaurants & Leisure - 2.5%
Aramark	76,107	3,239,114
Domino's Pizza Inc	6,336	2,934,899
Sportradar Holding AG Class A (b)	93,535	2,765,830
Texas Roadhouse Inc	41,039	7,597,550
Wyndham Hotels & Resorts Inc (a)	132,063	11,357,418
		27,894,811
Household Durables - 3.8%
DR Horton Inc	30,802	4,399,758
NVR Inc (b)	838	6,326,473
SharkNinja Inc (b)	25,800	2,995,379
Somnigroup International Inc	198,697	14,381,689
Toll Brothers Inc	76,728	9,081,526
TopBuild Corp (b)	14,600	5,408,278
		42,593,103
Specialty Retail - 2.9%
Burlington Stores Inc (b)	41,992	11,462,136
Chewy Inc Class A (b)	141,896	5,207,583
Floor & Decor Holdings Inc Class A (b)	60,895	4,666,993
Urban Outfitters Inc (b)	25,600	1,927,168
Williams-Sonoma Inc	52,137	9,752,226
		33,016,106
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (b)	120,200	2,186,437
Ralph Lauren Corp Class A	15,605	4,661,994
Tapestry Inc	79,962	8,638,295
		15,486,726
TOTAL CONSUMER DISCRETIONARY		136,305,229

Consumer Staples - 4.1%
Beverages - 0.5%
Keurig Dr Pepper Inc	190,277	6,212,544
Consumer Staples Distribution & Retail - 3.6%
Albertsons Cos Inc Class A	388,855	7,473,793
BJ's Wholesale Club Holdings Inc (b)	132,327	14,013,429
Performance Food Group Co (b)	188,216	18,896,887
		40,384,109
TOTAL CONSUMER STAPLES		46,596,653

Energy - 2.8%
Energy Equipment & Services - 0.2%
Kodiak Gas Services Inc	88,699	2,867,638
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	38,084	8,983,254
Energy Transfer LP	366,008	6,602,784
Ovintiv Inc	71,343	2,937,905
Range Resources Corp	287,166	10,544,736
		29,068,679
TOTAL ENERGY		31,936,317

Financials - 15.5%
Banks - 6.4%
East West Bancorp Inc	90,965	9,119,241
First Citizens BancShares Inc/NC Class A	2,749	5,483,595
Huntington Bancshares Inc/OH	581,201	9,549,132
KeyCorp	202,736	3,633,029
M&T Bank Corp	69,009	13,021,999
Old National Bancorp/IN	295,968	6,247,884
Pinnacle Financial Partners Inc	50,931	4,476,326
Western Alliance Bancorp	73,845	5,727,418
Wintrust Financial Corp	119,045	15,235,380
		72,494,004
Capital Markets - 5.3%
Blue Owl Capital Inc Class A	263,628	5,101,202
Cboe Global Markets Inc	38,037	9,168,438
Evercore Inc Class A	24,229	7,296,321
Houlihan Lokey Inc Class A	42,428	8,089,322
Interactive Brokers Group Inc Class A	92,484	6,063,251
MarketAxess Holdings Inc	13,975	2,871,863
Raymond James Financial Inc	57,495	9,609,139
Stifel Financial Corp	101,720	11,608,287
		59,807,823
Financial Services - 0.7%
Toast Inc Class A (b)	174,082	8,502,165
Insurance - 3.1%
American Financial Group Inc/OH	52,930	6,610,957
Arch Capital Group Ltd	32,065	2,759,513
First American Financial Corp	137,493	8,256,455
Hartford Insurance Group Inc/The	48,440	6,025,452
Reinsurance Group of America Inc	57,367	11,040,279
		34,692,656
TOTAL FINANCIALS		175,496,648

Health Care - 6.4%
Biotechnology - 0.9%
Arcellx Inc (b)	19,522	1,393,676
Crinetics Pharmaceuticals Inc (b)	42,193	1,206,297
Exact Sciences Corp (b)	65,949	3,096,306
Legend Biotech Corp ADR (b)	42,833	1,673,485
United Therapeutics Corp (b)	9,545	2,622,012
		9,991,776
Health Care Equipment & Supplies - 1.7%
Glaukos Corp (b)	3,383	291,242
Insulet Corp (b)	13,756	3,967,230
Masimo Corp (b)	50,660	7,791,002
Penumbra Inc (b)	28,411	7,167,243
		19,216,717
Health Care Providers & Services - 2.0%
BrightSpring Health Services Inc (b)	103,400	2,135,210
Molina Healthcare Inc (b)	11,343	1,790,719
Option Care Health Inc (b)	188,316	5,527,075
Privia Health Group Inc (b)	81,813	1,596,990
Tenet Healthcare Corp (b)	70,196	11,321,211
		22,371,205
Health Care Technology - 0.6%
Doximity Inc Class A (b)	87,184	5,122,060
Waystar Holding Corp (b)	58,262	2,154,529
		7,276,589
Life Sciences Tools & Services - 0.9%
Bruker Corp	141,600	5,441,688
Repligen Corp (b)	39,443	4,617,592
		10,059,280
Pharmaceuticals - 0.3%
Royalty Pharma PLC Class A	95,500	3,514,399
TOTAL HEALTH CARE		72,429,966

Industrials - 22.5%
Aerospace & Defense - 2.9%
Axon Enterprise Inc (b)	5,473	4,134,797
BWX Technologies Inc	63,684	9,675,510
Huntington Ingalls Industries Inc	19,943	5,561,305
Woodward Inc	52,403	13,471,763
		32,843,375
Building Products - 1.4%
AAON Inc (a)	61,770	5,157,795
Builders FirstSource Inc (b)	12,195	1,550,350
Carlisle Cos Inc	25,387	9,005,023
		15,713,168
Commercial Services & Supplies - 1.3%
CECO Environmental Corp (b)	95,541	4,294,568
GFL Environmental Inc Subordinate Voting Shares	160,853	8,100,695
OPENLANE Inc (b)	93,400	2,301,375
		14,696,638
Construction & Engineering - 4.9%
AECOM	146,291	16,492,848
Centuri Holdings Inc (b)	145,624	3,174,603
Comfort Systems USA Inc	22,113	15,552,073
EMCOR Group Inc	24,228	15,202,828
Quanta Services Inc	13,228	5,372,288
		55,794,640
Electrical Equipment - 2.2%
Acuity Inc	48,049	14,960,056
nVent Electric PLC	93,619	7,341,602
Vertiv Holdings Co Class A	17,587	2,560,667
		24,862,325
Machinery - 5.8%
Allison Transmission Holdings Inc	79,543	7,164,438
Atmus Filtration Technologies Inc	76,062	2,959,572
Chart Industries Inc (b)	46,557	9,256,928
CNH Industrial NV Class A	597,573	7,744,546
Crane Co	53,992	10,570,015
ITT Inc	60,699	10,316,403
RBC Bearings Inc (b)	23,974	9,286,089
Westinghouse Air Brake Technologies Corp	35,928	6,899,972
		64,197,963
Professional Services - 2.7%
FTI Consulting Inc (b)	31,751	5,281,779
Leidos Holdings Inc	55,119	8,799,748
Paylocity Holding Corp (b)	38,574	7,131,561
TransUnion	94,483	8,993,837
		30,206,925
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies Inc	26,360	7,156,740
Watsco Inc	17,770	8,012,138
		15,168,878
TOTAL INDUSTRIALS		253,483,912

Information Technology - 10.4%
Communications Equipment - 1.5%
Ciena Corp (b)	111,560	10,357,231
Lumentum Holdings Inc (b)	63,241	6,961,569
		17,318,800
Electronic Equipment, Instruments & Components - 3.5%
Belden Inc	57,686	7,132,874
Coherent Corp (b)	83,084	8,939,838
Flex Ltd (b)	318,445	15,880,852
Sanmina Corp (b)	38,400	4,455,936
Trimble Inc (b)	40,657	3,410,716
		39,820,216
IT Services - 1.2%
Kyndryl Holdings Inc (b)	184,278	6,960,180
Okta Inc Class A (b)	26,866	2,627,495
Twilio Inc Class A (b)	27,200	3,508,800
		13,096,475
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp (b)	36,061	2,032,398
Onto Innovation Inc (b)	31,111	2,947,767
		4,980,165
Software - 3.4%
Commvault Systems Inc (b)	39,213	7,448,509
Docusign Inc (b)	100,060	7,568,538
Dynatrace Inc (b)	216,025	11,365,076
Manhattan Associates Inc (b)	24,139	5,302,373
Monday.com Ltd (b)	25,598	6,714,099
		38,398,595
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (b)	20,184	1,201,352
Western Digital Corp	40,209	3,164,046
		4,365,398
TOTAL INFORMATION TECHNOLOGY		117,979,649

Materials - 4.5%
Chemicals - 0.6%
CF Industries Holdings Inc	69,230	6,426,621
Construction Materials - 0.9%
Eagle Materials Inc	26,906	6,034,747
James Hardie Industries PLC ADR (b)	170,203	4,415,066
		10,449,813
Containers & Packaging - 1.8%
AptarGroup Inc	68,851	10,819,246
Crown Holdings Inc	97,696	9,707,075
		20,526,321
Metals & Mining - 0.7%
Carpenter Technology Corp	33,210	8,282,242
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	58,354	5,275,784
TOTAL MATERIALS		50,960,781

Real Estate - 6.2%
Health Care REITs - 1.2%
CareTrust REIT Inc	124,385	3,955,443
Ventas Inc	136,146	9,146,288
		13,101,731
Industrial REITs - 0.4%
Terreno Realty Corp	91,125	5,056,526
Real Estate Management & Development - 2.2%
Compass Inc Class A (b)	401,914	3,191,197
Jones Lang LaSalle Inc (b)	56,195	15,192,881
Zillow Group Inc Class C (b)	79,417	6,317,622
		24,701,700
Residential REITs - 0.2%
Essex Property Trust Inc	9,860	2,565,375
Retail REITs - 1.3%
Macerich Co/The	164,538	2,749,430
NNN REIT Inc	205,794	8,491,061
Tanger Inc	122,816	3,686,936
		14,927,427
Specialized REITs - 0.9%
CubeSmart	250,269	9,737,967
TOTAL REAL ESTATE		70,090,726

Utilities - 2.0%
Electric Utilities - 0.8%
IDACORP Inc	40,345	5,056,439
TXNM Energy Inc	67,114	3,811,404
		8,867,843
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	17,252	3,597,731
Multi-Utilities - 0.9%
NiSource Inc	246,970	10,483,877
TOTAL UTILITIES		22,949,451

TOTAL UNITED STATES		1,000,502,974
TOTAL COMMON STOCKS (Cost $892,515,275)		1,124,119,053

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience Inc Series B (b)(e)(f)	15,539	109,705
Industrials - 0.1%
Construction & Engineering - 0.1%
Beta Technologies Inc Series B, 6% (b)(e)(f)	11,901	1,652,216
Beta Technologies Inc Series C, 6% (e)(f)	1,500	178,860
		1,831,076
TOTAL UNITED STATES		1,940,781
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,611,794)		1,940,781

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	6,269,043	6,270,297
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	26,290,790	26,293,419
TOTAL MONEY MARKET FUNDS (Cost $32,563,716)			32,563,716

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $926,690,785)	1,158,623,550
NET OTHER ASSETS (LIABILITIES) - (2.4)% (g)	(27,501,940)
NET ASSETS - 100.0%	1,131,121,610

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,574,121 or 0.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,574,121 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,940,781 or 0.2% of net assets.

(f)	Level 3 security
(g)	Includes $151,059 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc Series B, 6%	4/04/22	1,227,826

Beta Technologies Inc Series C, 6%	10/24/24	171,705

National Resilience Inc Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,616,527	42,924,605	58,270,835	258,265	-	-	6,270,297	6,269,043	0.0%
Fidelity Securities Lending Cash Central Fund	26,650,487	48,672,420	49,029,488	7,265	-	-	26,293,419	26,290,790	0.1%
Total	48,267,014	91,597,025	107,300,323	265,530	-	-	32,563,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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